Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Amortized intangible assets were comprised of the following:

	2013		2012
December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Completed technology	$24	$24	$24	$24
Patents	8	3	3	3
Customer-related	6	6	6	6
Other intangibles	15	14	20	16
	$53	$47	$53	$49

Amortized Intangible Assets, Excluding Goodwill, By Business Segment	As of both December 31, 2013, and December 31, 2012, all of the Company's amortized intangible assets, excluding goodwill, were aligned with the Products segment.
Goodwill
The following table displays a rollforward of the carrying amount of goodwill by segment from January 1, 2012 to December 31, 2013:

	Products	Services	Total
Balance as of January 1, 2012
Aggregate goodwill acquired	$250	$112	$362
Accumulated impairment losses	—	—	—
Goodwill, net of impairment losses	250	112	362
Goodwill divested	(1)	—	(1)
Balance as of December 31, 2012
Aggregate goodwill acquired/disposed	249	112	361
Accumulated impairment losses	—	—	—
Goodwill, net of impairment losses	249	112	361

Balance as of December 31, 2013
Aggregate goodwill acquired	249	112	361
Accumulated impairment losses	—	—	—
Goodwill, net of impairment losses	$249	$112	$361